CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
CONSOLIDATED STATEMENTS OF CASH FLOWS
Decrease of capital expenditures in accounts payable	$ 25	$ 25
Stock-based compensation	7	7
Assets acquired under capital lease	$ 10